UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 34.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.70%, 5/15/46	$810	$968,996
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	636,086

		$1,605,082

Automotive — 0.7%
General Motors Co., 4.875%, 10/2/23	$434	$471,124
General Motors Co., 5.00%, 4/1/35	1,061	1,103,478
Magna International, Inc., 4.15%, 10/1/25	868	953,768
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,061,250

		$3,589,620

Banks — 7.3%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,284,276
Bank of America Corp., 3.50%, 4/19/26	1,800	1,875,575
Bank of America Corp., 5.65%, 5/1/18	807	856,337
Bank of America Corp., 6.11%, 1/29/37	175	214,258
BPCE SA, 4.875%, 4/1/26(1)	700	729,821
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	917,879
Citigroup, Inc., 3.40%, 5/1/26	270	279,705
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,058,149
Citigroup, Inc., 4.30%, 11/20/26	698	734,029
Citigroup, Inc., 4.50%, 1/14/22	725	801,726
Citigroup, Inc., 6.625%, 6/15/32	172	213,745
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,450	1,456,805
Discover Bank, 3.20%, 8/9/21	950	981,256
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,221,514
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,030,885
First Republic Bank, 4.375%, 8/1/46	1,000	1,000,082
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,021,114
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,500	1,582,485
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,337,702
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,229,762
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,010,922
JPMorgan Chase & Co., 5.625%, 8/16/43	628	761,460
KeyBank NA, 3.40%, 5/20/26	1,400	1,434,632
Morgan Stanley, 2.45%, 2/1/19	780	794,581
Morgan Stanley, 4.35%, 9/8/26	643	688,240
Morgan Stanley, 4.875%, 11/1/22	1,132	1,250,315
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,588,049
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	693,934
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	741,570
Suntrust Banks, Inc., 2.90%, 3/3/21	569	592,752
Toronto-Dominion Bank (The), 1.80%, 7/13/21	1,700	1,694,528
Toronto-Dominion Bank (The), 3.625% to 9/15/26, 9/15/31(2)	2,000	2,010,762
U.S. Bancorp, 2.35%, 1/29/21	1,388	1,429,090
Wells Fargo & Co., 3.45%, 2/13/23	1,141	1,178,111
Wells Fargo & Co., 4.10%, 6/3/26	364	386,887

		$37,082,938

Beverages — 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,224,103
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	879,163

Security	Principal Amount (000’s omitted)	Value
Coca-Cola Co. (The), 1.875%, 10/27/20	$1,300	$1,322,699
Constellation Brands, Inc., 4.25%, 5/1/23	1,275	1,356,281
Dr Pepper Snapple Group, Inc., 2.55%, 9/15/26	935	933,659
Molson Coors Brewing Co., Class B, 3.00%, 7/15/26	1,500	1,514,475

		$7,230,380

Biotechnology — 0.6%
Amgen, Inc., 2.20%, 5/22/19	$464	$472,881
Amgen, Inc., 3.625%, 5/22/24	619	664,686
Amgen, Inc., 5.15%, 11/15/41	817	936,638
Celgene Corp., 3.55%, 8/15/22	1,041	1,107,607

		$3,181,812

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$983	$990,200
Owens Corning, 4.20%, 12/15/22	502	540,080

		$1,530,280

Chemicals — 0.6%
Eastman Chemical Co., 3.60%, 8/15/22	$486	$516,384
Ecolab, Inc., 4.35%, 12/8/21	340	382,196
Westlake Chemical Corp., 3.60%, 8/15/26(1)	987	989,553
Yara International ASA, 3.80%, 6/6/26(1)	1,000	1,034,850

		$2,922,983

Commercial Services — 0.5%
Block Financial, LLC, 5.25%, 10/1/25	$870	$940,813
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,327,884

		$2,268,697

Computers — 0.2%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,138,250

		$1,138,250

Diversified Financial Services — 2.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,000	$1,026,250
Air Lease Corp., 3.375%, 6/1/21	1,200	1,247,544
Ally Financial, Inc., 3.25%, 9/29/17	975	983,531
American Express Co., 3.625%, 12/5/24	1,162	1,213,120
Capital One Financial Corp., 3.75%, 4/24/24	700	741,918
Discover Financial Services, 3.95%, 11/6/24	490	502,701
International Lease Finance Corp., 6.25%, 5/15/19	722	784,273
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,035,554
Jefferies Group, LLC, 5.125%, 1/20/23	633	675,496
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,283,601
PPTT, 2006-A GS, Class A, 5.737%(1)(3)	259	254,008
Raymond James Financial, Inc., 3.625%, 9/15/26	1,000	1,022,916
Synchrony Financial, 3.75%, 8/15/21	1,035	1,089,907

		$11,860,819

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$694,861

		$694,861

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,136,202
ITC Holdings Corp., 4.05%, 7/1/23	680	741,376
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,146,687

		$3,024,265

Electrical and Electronic Equipment — 0.8%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$940,312
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,474,732

Security	Principal Amount (000’s omitted)	Value
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	$400	$425,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,172,988

		$4,013,532

Foods — 1.1%
BRF GmbH, 4.35%, 9/29/26(1)	$1,000	$984,000
Delhaize Group SA, 5.70%, 10/1/40	849	1,033,483
Hershey Co. (The), 2.30%, 8/15/26	1,499	1,488,050
Ingredion, Inc., 3.20%, 10/1/26	775	794,291
Kroger Co. (The), 2.65%, 10/15/26(4)	500	498,237
Kroger Co. (The), 2.95%, 11/1/21	780	814,208

		$5,612,269

Forest Products & Paper — 0.3%
International Paper Co., 3.00%, 2/15/27	$1,493	$1,495,359

		$1,495,359

Health Services — 1.6%
Aetna, Inc., 2.80%, 6/15/23	$509	$520,699
Aetna, Inc., 4.375%, 6/15/46	941	992,050
CR Bard, Inc., 3.00%, 5/15/26	1,300	1,320,907
Dignity Health, 3.812%, 11/1/24	845	904,006
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	919,994
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,420	1,496,325
Tenet Healthcare Corp., 4.75%, 6/1/20	950	969,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	763,556

		$7,886,537

Household Products — 0.4%
Clorox Co. (The), 3.05%, 9/15/22	$600	$628,158
Newell Rubbermaid, Inc., 3.85%, 4/1/23	1,426	1,520,521

		$2,148,679

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,284,157

		$1,284,157

Insurance — 1.4%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$1,045,901
Aflac, Inc., 6.45%, 8/15/40	335	456,279
Aon PLC, 3.875%, 12/15/25	1,348	1,442,956
Hanover Insurance Group, Inc. (The), 4.50%, 4/15/26	870	906,427
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	911,360
Principal Financial Group, Inc., 6.05%, 10/15/36	205	256,689
Progressive Corp. (The), 2.45%, 1/15/27	2,000	1,992,650

		$7,012,262

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$172,400
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	517,625
MGM Resorts International, 4.625%, 9/1/26	900	882,000

		$1,572,025

Media — 0.8%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,037,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,610	1,686,475
Comcast Corp., 2.75%, 3/1/23	1,073	1,113,146

		$3,837,121

Oil and Gas — 2.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$717,188
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	792,682
BP Capital Markets PLC, 2.112%, 9/16/21	1,548	1,557,375

Security	Principal Amount (000’s omitted)	Value
ConocoPhillips Co., 4.20%, 3/15/21	$158	$171,045
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,513,820
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,456,257
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,434,565
Noble Energy, Inc., 3.90%, 11/15/24	937	957,767
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,694,925
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,371,859
Total Capital International SA, 2.70%, 1/25/23	883	910,500
Valero Energy Corp., 3.40%, 9/15/26	1,700	1,682,964

		$14,260,947

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$898,147

		$898,147

Pharmaceuticals — 1.2%
Actavis Funding SCS, 3.00%, 3/12/20	$1,322	$1,363,934
Actavis Funding SCS, 4.55%, 3/15/35	796	849,755
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,505,886
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,205	1,204,220
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	1,234	1,236,697

		$6,160,492

Pipelines — 0.5%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$452,996
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	690,473
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	750	770,625
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	625,002

		$2,539,096

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp., 2.25%, 1/15/22	$1,550	$1,548,878
Boston Properties, L.P., 3.65%, 2/1/26	1,400	1,484,466
Crown Castle International Corp., 2.25%, 9/1/21	1,500	1,500,630
Essex Portfolio, L.P., 3.25%, 5/1/23	805	826,761
Simon Property Group, L.P., 2.50%, 7/15/21	1,400	1,438,176

		$6,798,911

Retail-Drug Stores — 0.8%
CVS Health Corp., 2.125%, 6/1/21	$500	$505,659
CVS Health Corp., 5.125%, 7/20/45	1,120	1,371,067
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,200	1,292,285
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	730	800,658

		$3,969,669

Retail-Specialty and Apparel — 0.4%
Home Depot, Inc. (The), 3.35%, 9/15/25	$555	$602,569
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	992	971,378
Signet UK Finance PLC, 4.70%, 6/15/24	500	482,407

		$2,056,354

Software — 1.1%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	$1,530	$1,535,649
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,545,510
Microsoft Corp., 1.55%, 8/8/21	1,465	1,459,748
Oracle Corp., 4.50%, 7/8/44	988	1,092,381

		$5,633,288

Security	Principal Amount (000’s omitted)	Value
Technology — 0.5%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$997,191
KLA-Tencor Corp., 4.65%, 11/1/24	401	441,613
Lam Research Corp., 3.45%, 6/15/23	913	935,529

		$2,374,333

Telecommunications — 1.2%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,073,779
AT&T, Inc., 3.60%, 2/17/23	1,834	1,936,475
Verizon Communications, Inc., 5.15%, 9/15/23	1,925	2,243,774
Verizon Communications, Inc., 6.00%, 4/1/41	785	994,533

		$6,248,561

Tobacco — 0.2%
Altria Group, Inc., 4.00%, 1/31/24	$800	$895,144
Reynolds American, Inc., 5.85%, 8/15/45	230	299,708

		$1,194,852

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 2.35%, 8/15/21	$1,493	$1,515,404

		$1,515,404

Utilities — 2.1%
American Water Capital Corp., 3.40%, 3/1/25	$365	$394,273
American Water Capital Corp., 4.30%, 9/1/45	842	969,828
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,586,805
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,375,547
Entergy Louisiana, LLC, 3.05%, 6/1/31	1,000	1,029,452
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,065,482
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,292,790
Southwestern Electric Power Co., 2.75%, 10/1/26	1,810	1,812,485

		$10,526,662

Total Corporate Bonds & Notes (identified cost $168,474,334)		$175,168,644

Agency Mortgage-Backed Securities — 25.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
15-Year, 2.50%, TBA(5)	$5,000	$5,179,398
Pool #A93547, 4.50%, 8/1/40	1,182	1,301,488
Pool #C03490, 4.50%, 8/1/40	983	1,081,589
Pool #C03815, 3.50%, 3/1/42	714	759,568
Pool #C03921, 3.50%, 5/1/42	724	770,867
Pool #C09013, 3.00%, 9/1/42	838	873,423
Pool #C09031, 2.50%, 2/1/43	2,121	2,142,312
Pool #C09032, 3.50%, 2/1/43	1,219	1,289,876
Pool #C91875, 3.50%, 6/1/36	1,430	1,525,853
Pool #E01322, 5.00%, 3/1/18	893	914,625
Pool #E03124, 3.00%, 4/1/27	1,079	1,135,215
Pool #G04913, 5.00%, 3/1/38	1,145	1,284,494
Pool #G05958, 5.00%, 8/1/40	271	302,579
Pool #G07459, 3.50%, 8/1/43	2,813	2,977,055
Pool #G07527, 3.00%, 10/1/43	539	561,845
Pool #G07589, 5.50%, 6/1/41	1,078	1,225,438
Pool #G08348, 5.00%, 6/1/39	287	320,485
Pool #G08524, 3.00%, 3/1/43	1,335	1,391,458
Pool #G08534, 3.00%, 6/1/43	2,315	2,411,982
Pool #G08596, 4.50%, 7/1/44	1,091	1,197,028

Security	Principal Amount (000’s omitted)	Value
Pool #G08666, 3.00%, 9/1/45	$2,730	$2,839,268
Pool #G08670, 3.00%, 10/1/45	1,814	1,886,662
Pool #G08701, 3.00%, 4/1/46	2,668	2,774,317
Pool #G08717, 4.00%, 8/1/46	2,852	3,072,796
Pool #G18176, 5.00%, 4/1/22	95	101,460
Pool #G18309, 4.50%, 5/1/24	228	245,159
Pool #G18544, 2.50%, 3/1/30	742	769,097
Pool #G18566, 3.50%, 8/1/30	1,257	1,333,132
Pool #G60173, 4.00%, 7/1/45	1,619	1,755,963
Pool #J19206, 3.00%, 5/1/27	613	644,534
Pool #Q00285, 4.50%, 4/1/41	740	813,973
Pool #Q10378, 3.00%, 8/1/42	1,426	1,486,819
Pool #Q17453, 3.50%, 4/1/43	2,182	2,311,203
Pool #Q21661, 3.50%, 9/1/43	705	746,642
Pool #Q29436, 4.00%, 11/1/44	1,714	1,850,038
Pool #Q34310, 3.50%, 6/1/45	2,545	2,690,337
Pool #Q34966, 4.00%, 7/1/45	1,198	1,284,516
Pool #Q40264, 3.50%, 5/1/46	2,166	2,287,193

		$57,539,687

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$163	$183,433
Pool #735415, 6.50%, 12/1/32	332	386,973
Pool #889982, 5.50%, 11/1/38	91	101,918
Pool #890397, 3.50%, 12/1/26	74	77,884
Pool #890427, 3.50%, 4/1/42	1,448	1,538,884
Pool #929009, 6.00%, 1/1/38	267	306,069
Pool #995203, 5.00%, 7/1/35	32	36,305
Pool #AB4827, 3.50%, 4/1/42	429	454,011
Pool #AB6633, 3.50%, 10/1/42	903	956,063
Pool #AE0949, 4.00%, 2/1/41	425	459,534
Pool #AE0971, 4.00%, 5/1/25	314	332,840
Pool #AE9757, 4.00%, 12/1/40	82	88,731
Pool #AH0944, 4.00%, 12/1/40	1,001	1,085,059
Pool #AH1559, 4.00%, 12/1/40	160	172,678
Pool #AH3575, 4.50%, 1/1/41	333	366,879
Pool #AH3804, 4.00%, 2/1/41	768	829,980
Pool #AH6827, 4.00%, 3/1/26	468	497,901
Pool #AH9055, 4.50%, 4/1/41	570	627,123
Pool #AK3264, 3.00%, 2/1/27	279	292,938
Pool #AK6759, 3.50%, 3/1/42	1,336	1,414,453
Pool #AL2551, 3.50%, 10/1/42	345	367,519
Pool #AL3865, 3.50%, 7/1/43	88	92,775
Pool #AL5162, 3.00%, 9/1/43	1,222	1,274,971
Pool #AL6838, 4.00%, 4/1/43	1,141	1,232,226
Pool #AL7019, 3.50%, 11/1/42	2,447	2,589,614
Pool #AL7524, 5.00%, 7/1/41	1,614	1,803,748
Pool #AO4647, 3.50%, 6/1/42	576	609,813
Pool #AP2133, 3.50%, 8/1/42	302	319,824
Pool #AS0304, 3.00%, 8/1/43	559	582,060
Pool #AS3892, 4.00%, 11/1/44	1,555	1,671,653
Pool #AS4421, 4.00%, 2/1/45	1,054	1,144,065
Pool #AS5332, 4.00%, 7/1/45	1,797	1,942,310
Pool #AS5783, 2.50%, 9/1/30	1,198	1,243,841
Pool #AS6014, 4.00%, 10/1/45	1,187	1,283,650
Pool #AS6811, 3.00%, 3/1/46	1,937	2,016,708
Pool #AT7865, 3.00%, 6/1/28	3,295	3,464,150
Pool #AZ3743, 3.50%, 11/1/45	2,841	2,997,521
Pool #BA0891, 3.50%, 1/1/46	3,231	3,411,579
Pool #BA0908, 3.50%, 3/1/46	1,904	2,011,377
Pool #BA2906, 4.00%, 11/1/45	1,803	1,973,591
Pool #BA3938, 3.50%, 1/1/46	2,455	2,595,580

Security	Principal Amount (000’s omitted)	Value
Pool #BC1849, 3.00%, 5/1/46	$3,442	$3,580,244
Pool #BC6815, 3.00%, 6/1/46	2,444	2,541,604
Pool #MA0956, 4.00%, 1/1/42	1,813	1,957,219
Pool #MA1003, 3.50%, 3/1/42	1,067	1,129,352
Pool #MA1060, 2.50%, 5/1/27	914	947,127
Pool #MA1438, 2.50%, 5/1/28	958	993,525
Pool #MA1789, 4.50%, 2/1/44	1,141	1,274,959
Pool #MA2389, 3.50%, 9/1/35	916	976,520
Pool #MA2486, 3.50%, 12/1/30	2,066	2,189,131
Pool #MA2653, 4.00%, 6/1/46	2,834	3,047,714
Pool #MA2711, 3.00%, 8/1/46	1,984	2,042,972

		$65,518,598

Government National Mortgage Association:
Pool #778794, 3.50%, 1/15/42	$2,186	$2,334,901
Pool #AQ1784, 3.50%, 12/20/45	2,258	2,452,369

		$4,787,270

Total Agency Mortgage-Backed Securities (identified cost $126,046,690)		$127,845,555

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$526	$586,895
Series 2013-130, Class EA, 3.00%, 6/25/38	1,751	1,774,466

Total Collateralized Mortgage Obligations (identified cost $2,387,286)		$2,361,361

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,841
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	883,619
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(6)	12	12,299
Series 2006-5, Class AM, 5.448%, 9/10/47	117	116,684
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	553	552,730
Series 2007-PW15, Class A4, 5.331%, 2/11/44	1,576	1,587,608
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	22	22,395
Series 2007-CD4, Class A4, 5.322%, 12/11/49	1,078	1,082,791
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	400,900
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	795,337
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	177,707
Series 2013-CR11, Class C, 5.169%, 10/10/46(1)(6)	500	547,757
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	524,436
Series 2014-CR21, Class C, 4.565%, 12/10/47(6)	500	526,188
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	573,551
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	257,098
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	685,588

Security	Principal Amount (000’s omitted)	Value
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	$7	$7,409
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,637	1,639,190
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.816%, 8/15/47(1)(6)	675	574,052
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(6)	500	410,631
Series 2014-C23, Class D, 4.108%, 9/15/47(1)(6)	250	208,169
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class A4, 5.429%, 12/12/43	2	2,136
Series 2011-C5, Class A3, 4.171%, 8/15/46	957	1,056,635
Series 2013-C13, Class D, 4.189%, 1/15/46(1)(6)	2,000	1,922,636
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	229,217
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 6.103%, 6/11/49(6)	2,394	2,458,367
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	1,472	1,514,077
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,005,447
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(1)(6)	850	875,464
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	59	59,350
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.799%, 11/15/43(1)(6)	500	549,580
Series 2015-LC22, Class C, 4.691%, 9/15/58(6)	900	938,397
Series 2015-SG1, Class C, 4.62%, 12/15/47(6)	1,500	1,513,366
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	115,055

Total Commercial Mortgage-Backed Securities (identified cost $23,642,952)		$23,828,707

Asset-Backed Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value
Automotive — 3.5%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$1,393	$1,393,484
Series 2016-2, Class B, 2.21%, 5/10/21	610	617,179
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	458,989
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	126	126,342
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	647	647,687
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	499,453
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,157
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	947	946,964
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	501	503,140
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	500	500,313
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	480,740
Series 2016-A, Class A2A, 1.12%, 12/15/18	310	310,502

Security	Principal Amount (000’s omitted)	Value
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	$775	$774,774
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,848
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	322	322,390
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,654,475
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,192	1,196,140
Series 2016-1, Class A2A, 1.41%, 7/15/19	1,390	1,389,628
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,711
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,925,427
Series 2016-A, Class A2, 1.32%, 12/16/19	1,500	1,503,073
Series 2016-B, Class A2, 1.10%, 1/15/20	1,000	1,000,156

		$17,641,572

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,236,419

		$1,236,419

Other — 1.3%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,703,451
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	818	823,936
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	555,905
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,247,983
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	114	114,009
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	356	358,713
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	398	399,259
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	705,594
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	602,107

		$6,510,957

Restaurants — 0.5%
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	$1,200	$1,220,172
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,040	1,047,258

		$2,267,430

Single Family Home Rental — 0.6%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.281%, 6/17/31(1)(7)	$1,000	$998,238
Colony American Homes
Series 2014-1A, Class C, 2.381%, 5/17/31(1)(7)	915	916,974
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	677	681,724
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.696%, 12/17/30(1)(7)	350	350,261

		$2,947,197

Total Asset-Backed Securities (identified cost $30,492,193)		$30,603,575

Foreign Government and Agency Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$566,100

		$566,100

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$520,000
Government of Mexico, 4.00%, 10/2/23	790	846,880

		$1,366,880

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$759,500

		$759,500

Total Foreign Government and Agency Securities (identified cost $2,512,275)		$2,692,480

U.S. Treasury Obligations — 27.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$14,500	$18,521,488
U.S. Treasury Bond, 3.875%, 8/15/40	16,000	20,928,432
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	21,066	25,150,498
U.S. Treasury Note, 1.50%, 5/31/19	25,000	25,418,950
U.S. Treasury Note, 1.75%, 2/28/22	2,000	2,052,656
U.S. Treasury Note, 1.75%, 5/15/23	2,500	2,557,618
U.S. Treasury Note, 2.625%, 8/15/20	22,000	23,305,810
U.S. Treasury Note, 3.50%, 2/15/18	19,000	19,718,067

Total U.S. Treasury Obligations (identified cost $133,232,286)		$137,653,519

Preferred Securities — 0.1%

Security	Shares	Value
Insurance — 0.1%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-Cumulative)(2)(9)(10)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(11)	$7,869	$7,868,959

Total Short-Term Investments (identified cost $7,868,959)		$7,868,959

Total Investments — 100.7% (identified cost $496,674,215)		$508,422,800

Other Assets, Less Liabilities — (0.7)%		$(3,510,199)

Net Assets — 100.0%		$504,912,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $42,617,911 or 8.4% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2016.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Non-income producing security.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $43,228.

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$498,628,769

Gross unrealized appreciation	$12,263,149
Gross unrealized depreciation	(2,469,118)

Net unrealized appreciation	$9,794,031

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$175,168,644	$—	$175,168,644
Agency Mortgage-Backed Securities	—	127,845,555	—	127,845,555
Collateralized Mortgage Obligations	—	2,361,361	—	2,361,361
Commercial Mortgage-Backed Securities	—	23,828,707	—	23,828,707
Asset-Backed Securities	—	30,603,575	—	30,603,575
Foreign Government and Agency Securities	—	2,692,480	—	2,692,480
U.S. Treasury Obligations	—	137,653,519	—	137,653,519
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	7,868,959	—	7,868,959
Total Investments	$—	$508,022,800	$400,000	$508,422,800

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2016 is not presented. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016